UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4413

Exact name of registrant as specified in charter: Delaware Group Equity Funds IV

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Item 1.



                  Get shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

--------------------------------------------------------------------------------

                  Delaware Growth Opportunities Fund

                  May 30, 2006

                  This brochure accompanies a semiannual report for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Growth Opportunities Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the annual report for Delaware Growth Opportunities Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]                        Growth Equity Mutual Funds

            Experience Delaware Investments

            Delaware Investments provides asset management services and solutions for a broad array of institutional and individual investors. Today's Delaware Investments is more dynamic than ever before, managing assets across all major asset classes for a wide range of investors, including institutions, pension funds, 401(k)/defined contribution plans, endowments, foundations, corporations, and high-net-worth individuals.

            With a strong focus on performance, research, and our clients, the Delaware Investments(R) vision is to be recognized as a world-class asset management company, helping people and organizations achieve their financial aspirations.

            Our Principles:

            Passion for Performance

            The results-oriented culture at Delaware Investments puts investors first and begins with a passion for performance. At Delaware Investments, our passion for performance means that disciplined investment teams are encouraged to rely on proprietary, fundamental research, and to strive for consistency of return. Although we cannot guarantee performance, we're committed to going the extra mile to fulfill client expectations with regard to both investment performance and service.

            Powered by Research(R)

            At Delaware Investments, Powered by Research is more than just a slogan. It's the way we've structured the company. Senior executives at Delaware Investments have created an investment culture driven by research and characterized by its passion for performance. Our conviction about the quality of our research helps us to stick to our core investment competencies. That means style purity. It also means that, regardless of the latest "fads" in investment management, we create only Funds that we believe can help investors in the long run.

            Clients First

            At Delaware Investments, we put investors first in everything we do. We remain committed to upholding the company's strong institutional heritage, which serves us well when crafting mutual funds and managed account portfolios for individual investors. Through our parent company, Lincoln Financial Group, we provide financial intermediaries with top-notch investment products that can help individuals reach their goals.

            People We're Proud Of

            Organizations are their people, and Delaware Investments recognizes that its employees' passion for the business drives its success. That's why we've fostered a culture of service and have continually added experienced and proven new money managers to the talent already in our asset management ranks.

            Strength in Partnership

            Delaware Investments understands the power of partnerships in a knowledge-based industry. We are recognized as an integral part of the Lincoln Financial Group, which offers a broad variety of high-quality financial solutions to investors. Together, Lincoln Financial Group and Delaware Investments provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly respected investment manager.

            (C)2006 Delaware Distributors L.P.

            Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

ii   This page is not part of the semiannual report.

Dear shareholder:                                                 April 11, 2006

The U.S. stock market posted gains during the event-filled six months that ended March 31, 2006, leading many investors to believe that the economy has fully absorbed the effects of Hurricanes Katrina and Rita. In another move viewed as an impetus for economic stability, the new U.S. Federal Reserve Chairman, Ben Bernanke, proved dedicated to the existing Federal Reserve playbook in his first meeting as Chairman, as the fed boosted borrowing costs to a five-year high and hinted at an additional interest rate hike. Meanwhile, Wall Street is set to kick off the earnings season just as concerns about oil prices and interest rates are influencing expectations about corporate profits.

Today, Delaware Investments is proud to be the asset management arm of a growing, vibrant Lincoln Financial Group, which serves individual investors, institutions, and third-party clients through a wide array of investment vehicles. Now we have begun a new chapter in our future growth. On April 3, 2006, Lincoln National Corporation completed its merger with Jefferson Pilot. By joining forces, we have created a financial services powerhouse with a broader product portfolio and an enhanced scope of client services.

At Delaware Investments, we hold a cautiously optimistic view about the equity markets for the remainder of 2006. As always, we remain focused on a long-term outlook and encourage you to focus on the key factors in achieving your financial goals, including sound planning and the guidance of an investment professional.

We thank you for your continued commitment to and support of Delaware
Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                           This page is not part of the semiannual report.   iii

            Delaware Investments(R) Family of Funds

            Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

            Growth Equity Group

            Delaware American Services Fund
            Delaware Growth Opportunities Fund
            Delaware Large Cap Growth Fund
              (Formerly Delaware Diversified Growth Fund)
            Delaware Select Growth Fund
            Delaware Small Cap Growth Fund
            Delaware Trend Fund
            Delaware U.S. Growth Fund

            Value Equity Group

            Delaware Balanced Fund
            Delaware Dividend Income Fund
            Delaware Large Cap Value Fund
            Delaware REIT Fund
            Delaware Small Cap Value Fund*
            Delaware Value Fund

            Core Equity Group

            Delaware Foundation Funds
            Delaware Aggressive Allocation Portfolio
              (Formerly Delaware Growth Allocation Portfolio)
            Delaware Moderate Allocation Portfolio
              (Formerly Delaware Balanced Allocation Portfolio)
            Delaware Conservative Allocation Portfolio
              (Formerly Delaware Income Allocation Portfolio)
            Delaware Small Cap Core Fund
              (Formerly Delaware Small Cap Contrarian Fund)

            International Group

            Delaware Emerging Markets Fund*
            Delaware Global Value Fund
              (Formerly Delaware International Small Cap Value Fund)
            Delaware International Value Equity Fund

            Fixed Income Group

            Corporate and Government
            Delaware American Government Bond Fund
            Delaware Corporate Bond Fund
            Delaware Delchester Fund
            Delaware Diversified Income Fund
            Delaware Extended Duration Bond Fund
            Delaware High-Yield Opportunities Fund
            Delaware Inflation Protected Bond Fund
            Delaware Limited-Term Government Fund

            Money Market
            Delaware Cash Reserve Fund
            Delaware Tax-Free Money Fund

            Fixed Income Group (continued)

            Municipal (National Tax-Exempt)
            Delaware National High-Yield Municipal Bond Fund
            Delaware Tax-Free Insured Fund*
            Delaware Tax-Free USA Fund
            Delaware Tax-Free USA Intermediate Fund

            Municipal (State-Specific Tax-Exempt)
            Delaware Tax-Free Arizona Insured Fund
            Delaware Tax-Free California Fund
            Delaware Tax-Free Colorado Fund
            Delaware Tax-Free Florida Insured Fund
            Delaware Tax-Free Idaho Fund
            Delaware Minnesota High-Yield Municipal Bond Fund
            Delaware Tax-Free Minnesota Fund
            Delaware Tax-Free Minnesota Insured Fund
            Delaware Tax-Free Minnesota Intermediate Fund
            Delaware Tax-Free Missouri Insured Fund*
            Delaware Tax-Free New York Fund
            Delaware Tax-Free Oregon Insured Fund*
            Delaware Tax-Free Pennsylvania Fund

            Growing strong together

            Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

            Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

            Rooted in history

            o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments history, and the past 10 years together.

            o Delaware Investments is recognized as an integral part of the ability of Lincoln Financial Group to offer a broad variety of high-quality financial solutions to investors.

            o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

            *     Closed to new investors

iv   This page is not part of the semiannual report.

--------------------------------------------------------------------------------

                  Delaware Growth Opportunities Fund

                  Semiannual Report
                  March 31, 2006

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]                        Growth Equity Mutual Funds

Table of contents

      Disclosure of Fund expenses                                             1

      Sector allocations                                                      2

      Financial statements:
         Statement of net assets                                              3
         Statement of operations                                              6
         Statements of changes in net assets                                  7
         Financial highlights                                                 8
         Notes to financial statements                                       13

      About the organization                                                 16

      Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

      Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

  (C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the Period October 1, 2005 to March 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect, as applicable. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware Growth Opportunities Fund Expense Analysis of an Investment of $1,000

                                                                       Expenses
                               Beginning     Ending                  Paid During
                                Account      Account    Annualized     Period
                                 Value       Value       Expense     10/1/05 to
                                10/1/05      3/31/06      Ratio        3/31/06
--------------------------------------------------------------------------------
Actual Fund Return
Class A                       $ 1,000.00   $ 1,143.70      1.40%      $  7.48
Class B                         1,000.00     1,139.40      2.10%        11.20
Class C                         1,000.00     1,139.50      2.10%        11.20
Class R                         1,000.00     1,142.30      1.60%         8.55
Institutional Class             1,000.00     1,145.10      1.10%         5.88
--------------------------------------------------------------------------------
Hypothetical 5% Return
   (5% return before expenses)
Class A                       $ 1,000.00   $ 1,017.95      1.40%      $  7.04
Class B                         1,000.00     1,014.46      2.10%        10.55
Class C                         1,000.00     1,014.46      2.10%        10.55
Class R                         1,000.00     1,016.95      1.60%         8.05
Institutional Class             1,000.00     1,019.45      1.10%         5.54
--------------------------------------------------------------------------------

Sector allocations

Delaware Growth Opportunities Fund
As of March 31, 2006 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
--------------------------------------------------------------------------------
Common Stock                                                           92.99%
Basic Industry/Capital Goods                                            7.87%
Business Services                                                       9.45%
Consumer Durables                                                       0.52%
Consumer Non-Durables                                                  12.44%
Consumer Services                                                       7.18%
Energy                                                                  6.54%
Financials                                                              9.08%
Health Care                                                            15.97%
Technology                                                             22.98%
Transportation                                                          0.96%
--------------------------------------------------------------------------------
Repurchase Agreements                                                   7.70%
--------------------------------------------------------------------------------
Securities Lending Collateral                                          10.88%

Fixed Rate Notes                                                        3.41%

Variable Rate Notes                                                     7.47%
--------------------------------------------------------------------------------
Total Market Value of Securities                                      111.57%
--------------------------------------------------------------------------------
Obligation to Return Securities
Lending Collateral                                                    (10.88%)
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets                        (0.69%)
--------------------------------------------------------------------------------
Total Net Assets                                                      100.00%
--------------------------------------------------------------------------------

Statement of net assets

Delaware Growth Opportunities Fund
March 31, 2006 (Unaudited)

                                                      Number of       Market
                                                        Shares        Value
------------------------------------------------------------------------------
Common Stock - 92.99%
------------------------------------------------------------------------------
Basic Industry/Capital Goods - 7.87%
   Allegheny Technologies                               227,700   $ 13,930,686
  *Graco                                                247,900     11,262,097
   Joy Global                                           211,000     12,611,470
  +Mettler-Toledo International                         225,100     13,582,534
                                                                  ------------
                                                                    51,386,787
                                                                  ------------
Business Services - 9.45%
  +Dun & Bradstreet                                     153,100     11,739,708
   Expeditors International Washington                  211,200     18,245,568
  +Fisher Scientific International                      184,700     12,568,835
   Paychex                                              237,200      9,881,752
   Robert Half International                            241,500      9,324,315
                                                                  ------------
                                                                    61,760,178
                                                                  ------------
Consumer Durables - 0.52%
   Centex                                                55,300      3,428,047
                                                                  ------------
                                                                     3,428,047
                                                                  ------------
Consumer Non-Durables - 12.44%
   American Eagle Outfitters                            297,100      8,871,406
  +Chico's FAS                                          238,100      9,676,384
   Nordstrom                                            443,000     17,356,740
   Staples                                              650,300     16,595,656
  +Starbucks                                            249,500      9,391,180
   Tiffany & Co                                         124,700      4,681,238
  +Urban Outfitters                                     399,900      9,813,546
   Whole Foods Market                                    73,600      4,889,984
                                                                  ------------
                                                                    81,276,134
                                                                  ------------
Consumer Services - 7.18%
  +Cheesecake Factory                                   217,900      8,160,355
   Marriott International Class A                       187,600     12,869,360
   Royal Caribbean Cruises                              113,000      4,748,260
   Starwood Hotels & Resorts Worldwide                  156,600     10,606,518
  +West                                                 234,900     10,490,634
                                                                  ------------
                                                                    46,875,127
                                                                  ------------
Energy - 6.54%
  *Chesapeake Energy                                    286,800      9,008,388
  +National Oilwell Varco                               215,600     13,824,272
   Rowan                                                162,900      7,161,084
   Smith International                                  326,400     12,716,544
                                                                  ------------
                                                                    42,710,288
                                                                  ------------
Financials - 9.08%
 *+Affiliated Managers Group                            136,000     14,498,960
   Colonial BancGroup                                   260,800      6,520,000
   Lehman Brothers Holdings                              83,900     12,126,067
  *Nuveen Investments                                   181,500      8,739,225
   PartnerRe                                             70,500      4,377,345
   UnumProvident                                        224,900      4,605,952
   Zions Bancorp                                        102,000      8,438,460
                                                                  ------------
                                                                    59,306,009
                                                                  ------------

                                                      Number of       Market
                                                        Shares         Value
------------------------------------------------------------------------------
Common Stock (continued)
------------------------------------------------------------------------------
Health Care - 15.97%
  +Barr Pharmaceuticals                                 123,950   $  7,806,371
  +Caremark Rx                                          257,500     12,663,850
  +Cytyc                                                344,000      9,693,920
   Dade Behring Holdings                                207,600      7,413,396
  *+Invitrogen                                          159,100     11,157,683
  +Kinetic Concepts                                     157,600      6,488,392
  +Medco Health Solutions                               148,900      8,520,058
 *+MGI Pharma                                           530,700      9,287,250
 *+Neurocrine Biosciences                               169,200     10,920,168
   Omnicare                                              58,300      3,205,917
  +PDL BioPharma                                        286,300      9,390,640
   Shire Pharmaceuticals ADR                            166,500      7,740,585
                                                                  ------------
                                                                   104,288,230
                                                                  ------------
Technology - 22.98%
  +Activision                                           608,300      8,388,457
  +ADC Telecommunications                               238,000      6,090,420
  +Amdocs                                               287,900     10,381,674
  +Broadcom Class A                                     189,600      8,183,136
  +Ciena                                              1,114,100      5,804,461
 *+Cognos                                               323,700     12,591,930
 *+F5 Networks                                          140,700     10,199,343
   Intersil                                             240,000      6,940,800
  +Juniper Networks                                     567,100     10,842,952
   Linear Technology                                    243,900      8,556,012
  +Marvell Technology Group                             128,200      6,935,620
   Microchip Technology                                 184,900      6,711,870
  +NAVTEQ                                               114,400      5,794,360
  +Network Appliance                                    295,500     10,646,865
  +NII Holdings                                         178,500     10,526,145
 *+salesforce.com                                       161,100      5,852,763
  *Satyam Computer Services ADR                         163,800      7,167,888
  +Tellabs                                              533,100      8,476,290
                                                                  ------------
                                                                   150,090,986
                                                                  ------------
Transportation - 0.96%
   Hunt (J.B.) Transport Services                       290,500      6,257,370
                                                                  ------------
                                                                     6,257,370
                                                                  ------------
Total Common Stock
  (cost $443,196,961)                                              607,379,156
                                                                  ------------

                                                                 (continued)   3

Statement of net assets

Delaware Growth Opportunities Fund

                                                      Principal       Market
                                                        Amount         Value
------------------------------------------------------------------------------
Repurchase Agreements - 7.70%
------------------------------------------------------------------------------
   With BNP Paribas 4.45% 4/3/06
      (dated 3/31/06, to be repurchased
      at $25,145,121, collateralized by
      $25,897,600 U.S. Treasury Bills
      due 4/20/06, market
      value $25,841,425)                            $25,135,800   $ 25,135,800
   With Cantor Fitzgerald 4.48%
      4/3/06 (dated 3/31/06, to be
      repurchased at $12,105,018,
      collateralized by $3,401,200
      U.S. Treasury Bills due 6/22/06,
      market value $3,368,579,
      $3,924,500 U.S. Treasury Bills
      due 7/20/06, market value
      $3,872,340, $3,270,400
      U.S. Treasury Bills due 8/17/06,
      market value $3,214,323 and
      $1,900,100 U.S. Treasury Notes
      2.625% due 11/15/06, market
      value $1,893,730)                              12,100,500     12,100,500
   With UBS Warburg 4.48% 4/3/06
      (dated 3/31/06, to be repurchased
      at $13,086,584, collateralized by
      $13,664,400 U.S. Treasury Bills
      due 9/28/06, market
      value $13,352,302)                             13,081,700     13,081,700
                                                                  ------------
Total Repurchase Agreements
   (cost $50,318,000)                                               50,318,000
                                                                  ------------
Total Market Value of Securities
   Before Securities Lending
   Collateral - 100.69%
   (cost $493,514,961)                                             657,697,156
                                                                  ------------

------------------------------------------------------------------------------
Securities Lending Collateral** - 10.88%
------------------------------------------------------------------------------
Short-Term Investments
Fixed Rate Notes - 3.41%
   Bank of the West 4.80% 5/10/06                     1,947,868      1,947,874
   Barclays Capital 4.82% 4/3/06                      2,921,811      2,921,811
   Citigroup Global Markets
      4.92% 4/3/06                                   17,406,137     17,406,137
                                                                  ------------
                                                                    22,275,822
                                                                  ------------

                                                      Principal      Market
                                                        Amount        Value
------------------------------------------------------------------------------
Securities Lending Collateral (continued)
------------------------------------------------------------------------------
oVariable Rate Notes - 7.47%
   American Honda Finance
      4.82% 2/21/07                                 $ 1,753,236   $  1,753,086
   ANZ National 4.65% 4/30/07                           389,605        389,575
   Australia New Zealand
      4.78% 4/30/07                                   1,947,890      1,947,874
   Bank of America 4.82% 2/23/07                      2,532,522      2,532,236
   Bank of New York 4.67% 4/30/07                     1,558,240      1,558,299
   Bayerische Landesbank
      4.83% 8/25/06                                   1,947,549      1,947,874
   Bear Stearns 4.73% 10/2/06                         2,337,449      2,337,449
   Beta Finance 4.83% 4/18/06                         1,947,847      1,947,826
   Canadian Imperial Bank
      4.78% 4/30/07                                     973,616        973,937
   CDC Financial Products 4.98% 5/1/06                2,532,236      2,532,236
   Citigroup Global Markets
      4.95% 4/7/06                                    2,532,236      2,532,236
   Commonwealth Bank 4.78% 4/30/07                    1,947,927      1,947,874
   Credit Suisse First Boston
      4.75% 4/18/06                                   2,103,735      2,103,704
   Goldman Sachs 5.02% 4/2/07                         2,532,236      2,532,236
   Manufacturers & Traders
      4.80% 9/26/06                                   1,947,830      1,947,635
   Marshall & Ilsley Bank 4.73% 4/30/07               2,142,734      2,142,661
   Merrill Lynch Mortgage Capital
      4.98% 4/7/06                                    1,753,087      1,753,087
   Morgan Stanley 5.06% 4/2/07                        2,415,364      2,415,364
   National Australia Bank
      4.64% 3/7/07                                    2,415,714      2,415,364
   National City Bank 4.82% 3/2/07                    2,337,915      2,338,322
   Nordea Bank Norge 4.70% 4/30/07                    1,947,932      1,947,874
   Royal Bank of Scotland
      4.75% 4/30/07                                   1,947,819      1,947,874
   Societe Generale 4.60% 4/30/07                       973,851        973,937
   Toyota Motor Credit 4.80% 6/23/06                  1,947,875      1,947,930
   Wells Fargo 4.74% 4/30/07                          1,947,506      1,947,874
                                                                  ------------
                                                                    48,814,364
                                                                  ------------
Total Securities Lending Collateral
   (cost $71,090,186)                                               71,090,186
                                                                  ------------
Total Market Value of Securities - 111.57%
   (cost $564,605,147)                                             728,787,342##
Obligation to Return Securities Lending
   Collateral** - (10.88%)                                         (71,090,186)
Liabilities Net of Receivables and Other
   Assets - (0.69%)                                                 (4,524,267)
                                                                  ------------
Net Assets Applicable to 26,168,573 Shares
   Outstanding - 100.00%                                          $653,172,889
                                                                  ============

4                                                                    (continued)

Statement of net assets

Delaware Growth Opportunities Fund

Net Asset Value - Delaware Growth Opportunities Fund
   Class A ($608,950,322 / 24,261,800 Shares)                      $      25.10
                                                                   ------------
Net Asset Value - Delaware Growth Opportunities Fund
   Class B ($22,042,535 / 1,004,159 Shares)                        $      21.95
                                                                   ------------
Net Asset Value - Delaware Growth Opportunities Fund
   Class C ($9,571,361 / 425,245 Shares)                           $      22.51
                                                                   ------------
Net Asset Value - Delaware Growth Opportunities Fund
   Class R ($3,701,116 / 148,590 Shares)                           $      24.91
                                                                   ------------
Net Asset Value - Delaware Growth Opportunities Fund
   Institutional Class ($8,907,555 / 328,779 Shares)               $      27.09
                                                                   ------------

Components of Net Assets at March 31, 2006:
Shares of beneficial interest
   (unlimited authorization _ no par)                              $468,821,884
Accumulated net realized gain investments                            20,168,810
Net Unrealized appreciation of investments                          164,182,195
                                                                   ------------
Total net assets                                                   $653,172,889
                                                                   ============


o Variable rate security. The interest rate shown is the rate as of March 31, 2006.

*    Fully or partially on loan.

**   See Note 7 in "Notes to Financial Statements."

##   Includes $69,707,275 of securities loaned.

+    Non-income producing security for the period ended March 31, 2006.

ADR  - American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Delaware Growth Opportunities Fund
Net asset value Class A (A)                                        $      25.10
Sales charge (5.75% of offering price) (B)                                 1.53
                                                                   ------------
Offering price                                                     $      26.63
                                                                   ============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Growth Opportunities Fund
Six Months Ended March 31, 2006 (Unaudited)

Investment Income:
   Dividends                                          $  1,444,490
   Interest                                                832,362
   Securities lending income                                51,538  $ 2,328,390
                                                      ------------  -----------
Expenses:
   Management fees                                       2,242,384
   Distribution expenses -- Class A                        841,388
   Distribution expenses -- Class B                        111,572
   Distribution expenses -- Class C                         44,963
   Distribution expenses -- Class R                         10,098
   Dividend disbursing and transfer agent fees
      and expenses                                         772,551
   Accounting and administration expenses                  121,013
   Reports and statements to shareholders                   72,638
   Legal and professional fees                              45,773
   Registration fees                                        38,000
   Trustees' fees                                           17,235
   Custodian fees                                           12,482
   Insurance fees                                            7,746
   Taxes (other than taxes on income)                          564
   Pricing fees                                                230
   Other                                                     9,878    4,348,515
                                                      ------------
   Less waiver of distribution expenses -- Class R                       (1,683)
   Less expenses paid indirectly                                         (2,616)
                                                                    -----------
   Total expenses                                                     4,344,216
                                                                    -----------
Net Investment Loss                                                  (2,015,826)
                                                                    -----------

Net Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                  32,378,117
   Net change in unrealized appreciation/depreciation
      of investments                                                 51,232,052
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      83,610,169
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $81,594,343
                                                                    ===========
See accompanying notes

Statements of changes in net assets

Delaware Growth Opportunities Fund

                                                                                           Six Months           Year
                                                                                              Ended             Ended
                                                                                             3/31/06           9/30/05
                                                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment loss                                                                    $   (2,015,826)   $   (4,375,531)
   Net realized gain on investments                                                           32,378,117        42,824,736
   Net change in unrealized appreciation/depreciation of investments                          51,232,052        66,113,648
                                                                                          --------------    --------------
   Net increase in net assets resulting from operations                                       81,594,343       104,562,853
                                                                                          --------------    --------------

Dividends and Distributions to Shareholders from:
   Net realized gain on investments:
     Class A                                                                                 (23,681,417)               --
     Class B                                                                                  (1,092,635)               --
     Class C                                                                                    (419,903)               --
     Class R                                                                                    (140,536)               --
     Institutional Class                                                                        (344,635)               --
                                                                                          --------------    --------------
                                                                                             (25,679,126)               --
                                                                                          --------------    --------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                                  53,699,131        80,169,835
     Class B                                                                                     855,476         1,626,935
     Class C                                                                                     872,596         1,360,817
     Class R                                                                                     438,188         2,873,454
     Institutional Class                                                                         670,428         1,117,471

   Net asset value of shares issused upon reinvestment of dividends and distributions:
     Class A                                                                                  22,606,857               --
     Class B                                                                                   1,052,857               --
     Class C                                                                                     414,452               --
     Class R                                                                                     140,536               --
     Institutional Class                                                                         344,635               --
                                                                                          --------------    --------------
                                                                                              81,095,156        87,148,512
                                                                                          --------------    --------------

   Cost of shares repurchased:
     Class A                                                                                 (51,178,407)     (101,137,977)
     Class B                                                                                  (3,822,139)       (9,909,153)
     Class C                                                                                  (1,072,247)       (2,830,095)
     Class R                                                                                    (257,337)         (679,596)
     Institutional Class                                                                      (1,105,869)       (2,228,376)
                                                                                          --------------    --------------
                                                                                             (57,435,999)     (116,785,197)
                                                                                          --------------    --------------
Increase (decrease) in net assets derived from capital share transactions                     23,659,157       (29,636,685)
                                                                                          --------------    --------------
Net Increase in Net Assets                                                                    79,574,374        74,926,168

Net Assets:
   Beginning of period                                                                       573,598,515       498,672,347
                                                                                          --------------    --------------
   End of period (there was no undistributed net investment income at either year end)    $  653,172,889    $  573,598,515
                                                                                          ==============    ==============

See accompanying notes

Financial highlights

Delaware Growth Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                        Six Months
                                                          Ended                                Year Ended
                                                        3/31/06(1)   ---------------------------------------------------------------
                                                        (Unaudited)   9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   22.910   $  18.870    $  17.070    $  13.300    $  15.120    $  40.070

Income (loss) from investment operations:
Net investment loss(2)                                      (0.075)     (0.161)      (0.178)      (0.137)      (0.136)      (0.161)
Net realized and unrealized gain (loss) on investments       3.290       4.201        1.978        3.907       (1.684)     (15.954)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total from investment operations                             3.215       4.040        1.800        3.770       (1.820)     (16.115)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Less dividends and distributions:
From net realized gain on investments                       (1.025)         --           --           --           --       (8.508)
In excess of net realized gain on investments                   --          --           --           --           --       (0.327)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                           (1.025)         --           --           --           --       (8.835)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                          $   25.100   $  22.910    $  18.870    $  17.070    $  13.300    $  15.120
                                                        ==========   =========    =========    =========    =========    =========

Total return(3)                                              14.37%      21.41%       10.49%       28.35%      (12.04%)     (49.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $  608,950   $ 531,604    $ 456,455    $ 413,160    $ 357,438    $ 479,825
Ratio of expenses to average net assets                       1.40%       1.44%        1.48%        1.55%        1.46%        1.43%
Ratio of net investment loss to average net assets           (0.63%)     (0.76%)      (0.93%)      (0.91%)      (0.81%)      (0.74%)
Portfolio turnover                                              80%         84%         106%         100%          97%         121%

------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

8                                                                    (continued)

Financial highlights

Delaware Growth Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                        Six Months
                                                          Ended                                Year Ended
                                                        3/31/06(1)   ---------------------------------------------------------------
                                                        (Unaudited)   9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   20.230   $  16.770    $  15.290    $  12.000    $  13.730    $  37.520

Income (loss) from investment operations:
Net investment loss(2)                                      (0.143)     (0.286)      (0.292)      (0.227)      (0.238)      (0.296)
Net realized and unrealized gain (loss) on investments       2.888       3.746        1.772        3.517       (1.492)     (14.659)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total from investment operations                             2.745       3.460        1.480        3.290       (1.730)     (14.955)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Less dividends and distributions:
From net realized gain on investments                       (1.025)         --           --           --           --       (8.508)
In excess of net realized gain on investments                   --          --           --           --           --       (0.327)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                           (1.025)         --           --           --           --       (8.835)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                          $   21.950   $  20.230    $  16.770    $  15.290    $  12.000    $  13.730
                                                        ==========   =========    =========    =========    =========    =========

Total return(3)                                              13.94%      20.63%        9.68%       27.52%      (12.67%)     (49.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $   22,043   $  22,132    $  25,670    $  28,539    $  26,389    $  36,606
Ratio of expenses to average net assets                       2.10%       2.14%        2.18%        2.25%        2.16%        2.13%
Ratio of net investment loss to average net assets           (1.33%)     (1.46%)      (1.63%)      (1.61%)      (1.51%)      (1.44%)
Portfolio turnover                                              80%         84%         106%         100%          97%         121%

------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

                                                                 (continued)   9

Financial highlights

Delaware Growth Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                        Six Months
                                                          Ended                                 Year Ended
                                                        3/31/06(1)   ---------------------------------------------------------------
                                                        (Unaudited)   9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   20.720   $  17.180    $  15.660      $12.280    $  14.060    $  38.180

Income (loss) from investment operations:
Net investment loss(2)                                      (0.146)     (0.290)      (0.296)      (0.231)      (0.241)      (0.300)
Net realized and unrealized gain (loss) on investments       2.961       3.830        1.816        3.611       (1.539)     (14.985)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total from investment operations                             2.815       3.540        1.520        3.380       (1.780)     (15.285)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Less dividends and distributions:
From net realized gain on investments                       (1.025)         --           --           --           --       (8.508)
In excess of net realized gain on investments                   --          --           --           --           --       (0.327)
                                                        ----------   ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                           (1.025)         --           --           --           --       (8.835)
                                                        ----------   ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                          $   22.510   $  20.720    $  17.180    $  15.660    $  12.280    $  14.060
                                                        ==========   =========    =========    =========    =========    =========

Total return(3)                                              13.95%      20.61%        9.64%       27.52%      (12.66%)     (49.80%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $    9,571   $   8,598    $   8,460    $   8,471    $   6,398    $   8,145
Ratio of expenses to average net assets                       2.10%       2.14%        2.18%        2.25%        2.16%        2.13%
Ratio of net investment loss to average net assets           (1.33%)     (1.46%)      (1.63%)      (1.61%)      (1.51%)      (1.44%)
Portfolio turnover                                              80%         84%         106%         100%          97%         121%

------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

10                                                                   (continued)

Financial highlights

Delaware Growth Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Six Months
                                                                         Ended            Year Ended            Period
                                                                       3/31/06(1)    --------------------    6/2/03(2) to
                                                                      (Unaudited)     9/30/05     9/30/04       9/30/03
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $    22.770    $ 18.800    $ 17.060    $     16.080

Income (loss) from investment operations:
Net investment loss(3)                                                     (0.098)     (0.221)     (0.235)         (0.064)
Net realized and unrealized gain on investments                             3.263       4.191       1.975           1.044
                                                                      -----------    --------    --------    ------------
Total from investment operations                                            3.165       3.970       1.740           0.980
                                                                      -----------    --------    --------    ------------

Less dividends and distributions:
From net realized gain on investments                                      (1.025)         --          --              --
                                                                      -----------    --------    --------    ------------
Total dividends and distributions                                          (1.025)         --          --              --
                                                                      -----------    --------    --------    ------------

Net asset value, end of period                                        $    24.910    $ 22.770    $ 18.800    $     17.060
                                                                      ===========    ========    ========    ============

Total return(4)                                                             14.23%      21.12%      10.20%           6.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $     3,701    $  3,069    $    387    $         --
Ratio of expenses to average net assets                                      1.60%       1.72%       1.78%           1.79%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                              1.70%       1.74%         --              --
Ratio of net investment loss to average net assets                          (0.83%)     (1.04%)     (1.23%)         (1.22%)
Ratio of net investment loss to average net assets prior to expense
   limitation and expenses paid indirectly                                  (0.93%)     (1.06%)        --              --
Portfolio turnover                                                             80%         84%        106%            100%

-------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

      Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                (continued)   11

Financial highlights

Delaware Growth Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Six Months
                                                            Ended                                  Year
                                                          3/31/06(1)    ----------------------------------------------------------
                                                         (Unaudited)     9/30/05     9/30/04     9/30/03     9/30/02     9/30/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    24.620    $ 20.210    $ 18.240    $ 14.170    $ 16.050    $ 41.810

Income (loss) from investment operations:
Net investment loss(2)                                        (0.039)     (0.097)     (0.120)     (0.092)     (0.085)     (0.095)
Net realized and unrealized gain (loss) on investments         3.534       4.507       2.090       4.162      (1.795)    (16.830)
                                                         -----------    --------    --------    --------    --------    --------
Total from investment operations                               3.495       4.410       1.970       4.070      (1.880)    (16.925)
                                                         -----------    --------    --------    --------    --------    --------

Less dividends and distributions:
From net realized gain on investments                         (1.025)         --          --          --          --      (8.508)
In excess of net realized gain on investments                     --          --          --          --          --      (0.327)
                                                         -----------    --------    --------    --------    --------    --------
Total dividends and distributions                             (1.025)         --          --          --          --      (8.835)
                                                         -----------    --------    --------    --------    --------    --------

Net asset value, end of period                           $    27.090    $ 24.620    $ 20.210    $ 18.240    $ 14.170    $ 16.050
                                                         ===========    ========    ========    ========    ========    ========

Total return(3)                                                14.51%      21.82%      10.80%      28.72%     (11.71%)    (49.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $     8,908    $  8,196    $  7,700    $ 21,390    $ 19,886    $ 22,542
Ratio of expenses to average net assets                         1.10%       1.14%       1.18%       1.25%       1.16%       1.13%
Ratio of net investment loss to average net assets             (0.33%)     (0.46%)     (0.63%)     (0.61%)     (0.51%)     (0.44%)
Portfolio turnover                                                80%         84%        106%        100%         97%        121%

----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

Delaware Growth Opportunities Fund
March 31, 2006 (Unaudited)

Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Growth Fund (formerly Delaware Diversified Growth Fund) and Delaware Growth Opportunities Fund. These financial statements and the related notes pertain to the Delaware Growth Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Security lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $13,304 for the six months ended March 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

                                                                (continued)   13

Notes to financial statements

Delaware Growth Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through January 31, 2007 for Class R shares to no more than 0.50% of average daily net assets.

At March 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                              $ 402,010
Dividend disbursing, transfer agent, accounting and administration
   fees and other expenses payable to DSC                               164,153
Distribution fee payable to DDLP                                        180,656
Other expenses payable to DMC and affiliates*                             8,231

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six-months ended March 31, 2006, the Fund was charged $25,424 for internal legal services, provided by DMC.

For the six months ended March 31, 2006, DDLP earned $25,844 for commissions on sales of the Fund's Class A shares. For six months ended March 31, 2006, DDLP received gross contingent deferred sales charge commissions of $21, $11,118 and $206 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended March 31, 2006, the Fund made purchases of $227,915,949 and sales of $232,419,600 of investment securities other than short-term investments.

At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments was $567,512,433. At March 31, 2006, the net unrealized appreciation was $161,274,909, of which $169,010,273 related to unrealized appreciation of investments and $7,735,364 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends or distributions paid during the six months ended March 31, 2006 and the year ended September 30, 2005 was as follows:

                                                       3/31/06*         9/30/05
                                                     ------------       -------
Long-term capital gain                               $ 25,679,126         $ --

* Tax information for the six months ended March 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                     $ 468,821,884
Undistributed ordinary income                                         6,768,724
Undistributed long-term capital gains                                16,307,372
Unrealized appreciation of investments                              161,274,909
                                                                  -------------
Net assets                                                        $ 653,172,889
                                                                  =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss                                    $  2,015,826
Accumulated realized gain (loss)                                     (2,015,826)

14                                                                   (continued)

Notes to financial statements

Delaware Growth Opportunities Fund

5. Capital Shares

Transactions in capital stock shares were as follows:

                                                        Six Months      Year
                                                           Ended       Ended
                                                          3/31/06     9/30/05

Shares sold:
   Class A                                               2,242,225    3,742,477
   Class B                                                  40,807       86,403
   Class C                                                  40,441       70,551
   Class R                                                  18,662      146,814
   Institutional Class                                      25,810       48,731

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                 967,759           --
   Class B                                                  51,434           --
   Class C                                                  19,745           --
   Class R                                                   6,060           --
   Institutional Class                                      13,681           --
                                                        ----------   ----------
                                                         3,426,624    4,094,976
                                                        ----------   ----------

Shares repurchased:
   Class A                                              (2,148,637)  (4,737,145)
   Class B                                                (182,127)    (522,840)
   Class C                                                 (49,969)    (148,026)
   Class R                                                 (10,897)     (32,663)
   Institutional Class                                     (43,597)     (96,853)
                                                        ----------   ----------
                                                        (2,435,227)  (5,537,527)
                                                        ----------   ----------
Net increase (decrease)                                    991,397   (1,442,551)
                                                        ==========   ==========

For the six months ended March 31, 2006 and the year ended September 30, 2005, 60,398 Class B shares were converted to 52,878 Class A shares valued at $1,280,710 and 181,313 Class B shares were converted to 160,630 Class A shares valued at $3,491,781, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2006, or at any time during the period.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $69,707,275, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risks

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended March 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unkown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Growth Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Opportunities Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company, a Series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing and Transfer Agent
Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial Institutions Representatives Only 800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

                      This page intentionally left blank.

--------------------------------------------------------------------------------

            Simplify your life.

            Manage your investments online!

            Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

            o Hassle-Free Investing -- Make online purchases and redemptions at any time.

            o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com.

            o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

            Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

            Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) lOGO]

                  Get shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

--------------------------------------------------------------------------------

                  Delaware Large Cap
                  Growth Fund
                  (formerly Delaware Diversified Growth Fund)

                  May 30, 2006

                  This brochure accompanies a semiannual report for the information of Delaware Large Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Growth Fund. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Large Cap Growth Fund prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Delaware Large Cap Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]                        Growth Equity Mutual Funds

            Experience Delaware Investments

            Delaware Investments provides asset management services and solutions for a broad array of institutional and individual investors. Today's Delaware Investments is more dynamic than ever before, managing assets across all major asset classes for a wide range of investors, including institutions, pension funds, 401(k)/defined contribution plans, endowments, foundations, corporations, and high-net-worth individuals.

            With a strong focus on performance, research, and our clients, the Delaware Investments(R) vision is to be recognized as a world-class asset management company, helping people and organizations achieve their financial aspirations.

            Our Principles:

            Passion for Performance

            The results-oriented culture at Delaware Investments puts investors first and begins with a passion for performance. At Delaware Investments, our passion for performance means that disciplined investment teams are encouraged to rely on proprietary, fundamental research, and to strive for consistency of return. Although we cannot guarantee performance, we're committed to going the extra mile to fulfill client expectations with regard to both investment performance and service.

            Powered by Research(R)

            At Delaware Investments, Powered by Research is more than just a slogan. It's the way we've structured the company. Senior executives at Delaware Investments have created an investment culture driven by research and characterized by its passion for performance. Our conviction about the quality of our research helps us to stick to our core investment competencies. That means style purity. It also means that, regardless of the latest "fads" in investment management, we create only Funds that we believe can help investors in the long run.

            Clients First

            At Delaware Investments, we put investors first in everything we do. We remain committed to upholding the company's strong institutional heritage, which serves us well when crafting mutual funds and managed account portfolios for individual investors. Through our parent company, Lincoln Financial Group, we provide financial intermediaries with top-notch investment products that can help individuals reach their goals.

            People We're Proud Of

            Organizations are their people, and Delaware Investments recognizes that its employees' passion for the business drives its success. That's why we've fostered a culture of service and have continually added experienced and proven new money managers to the talent already in our asset management ranks.

            Strength in Partnership

            Delaware Investments understands the power of partnerships in a knowledge-based industry. We are recognized as an integral part of the Lincoln Financial Group, which offers a broad variety of high-quality financial solutions to investors. Together, Lincoln Financial Group and Delaware Investments provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly respected investment manager.

            (C)2006 Delaware Distributors L.P.

            Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

ii   This page is not part of the semiannual report.

Dear shareholder:                                                 April 11, 2006

The U.S. stock market posted gains during the event-filled six months that ended March 31, 2006, leading many investors to believe that the economy has fully absorbed the effects of Hurricanes Katrina and Rita. In another move viewed as an impetus for economic stability, the new U.S. Federal Reserve Chairman, Ben Bernanke, proved dedicated to the existing Federal Reserve playbook in his first meeting as Chairman, as the fed boosted borrowing costs to a five-year high and hinted at an additional interest rate hike. Meanwhile, Wall Street is set to kick off the earnings season just as concerns about oil prices and interest rates are influencing expectations about corporate profits.

Today, Delaware Investments is proud to be the asset management arm of a growing, vibrant Lincoln Financial Group, which serves individual investors, institutions, and third-party clients through a wide array of investment vehicles. Now we have begun a new chapter in our future growth. On April 3, 2006, Lincoln National Corporation completed its merger with Jefferson Pilot. By joining forces, we have created a financial services powerhouse with a broader product portfolio and an enhanced scope of client services.

At Delaware Investments, we hold a cautiously optimistic view about the equity markets for the remainder of 2006. As always, we remain focused on a long-term outlook and encourage you to focus on the key factors in achieving your financial goals, including sound planning and the guidance of an investment professional.

We thank you for your continued commitment to and support of Delaware
Investments.

Sincerely,

/s/ Jude T. Driscoll

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds

                           This page is not part of the semiannual report.   iii

            Delaware Investments(R) Family of Funds

            Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds in the Delaware Investments Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

            Growth Equity Group

            Delaware American Services Fund
            Delaware Growth Opportunities Fund
            Delaware Large Cap Growth Fund
               (Formerly Delaware Diversified Growth Fund)
            Delaware Select Growth Fund
            Delaware Small Cap Growth Fund
            Delaware Trend Fund
            Delaware U.S. Growth Fund

            Value Equity Group

            Delaware Balanced Fund
            Delaware Dividend Income Fund
            Delaware Large Cap Value Fund
            Delaware REIT Fund
            Delaware Small Cap Value Fund*
            Delaware Value Fund

            Core Equity Group

            Delaware Foundation Funds
            Delaware Aggressive Allocation Portfolio
               (Formerly Delaware Growth Allocation Portfolio)
            Delaware Moderate Allocation Portfolio
               (Formerly Delaware Balanced Allocation Portfolio)
            Delaware Conservative Allocation Portfolio
            (Formerly Delaware Income Allocation Portfolio) Delaware Small Cap Core Fund
               (Formerly Delaware Small Cap Contrarian Fund)

            International Group

            Delaware Emerging Markets Fund*
            Delaware Global Value Fund
               (Formerly Delaware International Small Cap Value Fund)
            Delaware International Value Equity Fund

            Fixed Income Group

            Corporate and Government

            Delaware American Government Bond Fund
            Delaware Corporate Bond Fund
            Delaware Delchester Fund
            Delaware Diversified Income Fund
            Delaware Extended Duration Bond Fund
            Delaware High-Yield Opportunities Fund
            Delaware Inflation Protected Bond Fund
            Delaware Limited-Term Government Fund

            Money Market

            Delaware Cash Reserve Fund
            Delaware Tax-Free Money Fund

            Fixed Income Group (continued)

            Municipal (National Tax-Exempt)

            Delaware National High-Yield Municipal Bond Fund
            Delaware Tax-Free Insured Fund*
            Delaware Tax-Free USA Fund
            Delaware Tax-Free USA Intermediate Fund

            Municipal (State-Specific Tax-Exempt)

            Delaware Tax-Free Arizona Insured Fund
            Delaware Tax-Free California Fund
            Delaware Tax-Free Colorado Fund
            Delaware Tax-Free Florida Insured Fund
            Delaware Tax-Free Idaho Fund
            Delaware Minnesota High-Yield Municipal Bond Fund
            Delaware Tax-Free Minnesota Fund
            Delaware Tax-Free Minnesota Insured Fund
            Delaware Tax-Free Minnesota Intermediate Fund
            Delaware Tax-Free Missouri Insured Fund*
            Delaware Tax-Free New York Fund
            Delaware Tax-Free Oregon Insured Fund*
            Delaware Tax-Free Pennsylvania Fund

            Growing strong together

            Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

            Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

            Rooted in history

            o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments history, and the past 10 years together.

            o Delaware Investments is recognized as an integral part of the ability of Lincoln Financial Group to offer a broad variety of high-quality financial solutions to investors.

            o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

            *     Closed to new investors

iv   This page is not part of the semiannual report.

--------------------------------------------------------------------------------

                  Delaware Large Cap
                  Growth Fund
                  (formerly Delaware Diversified Growth Fund)

                  Semiannual Report
                  March 31, 2006

--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]                        Growth Equity Mutual Funds

Table of contents

      Disclosure of Fund expenses                                     1

      Sector allocation                                               2

      Financial statements:
         Statement of net assets                                      3
         Statement of operations                                      5
         Statements of changes in net assets                          6
         Financial highlights                                         7
         Notes to financial statements                               11

      About the organization                                         14

      Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

      Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

   (C)2006 Delaware Distributors L.P.

Disclosure of Fund expenses

For the Period October 1, 2005 to March 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses, shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                             Beginning      Ending                   Paid During
                              Account       Account     Annualized      Period
                               Value         Value       Expense      10/1/05 to
                              10/1/05       3/31/06       Ratio        3/31/06*
--------------------------------------------------------------------------------
Actual Fund Return
Class A                      $ 1,000.00   $  1,075.60      1.00%       $  5.17
Class B                        1,000.00      1,071.00      1.75%          9.04
Class C                        1,000.00      1,072.50      1.75%          9.04
Institutional Class            1,000.00      1,075.80      0.75%          3.88
--------------------------------------------------------------------------------
Hypothetical 5% Return
   (5% return before
   expenses)
Class A                      $ 1,000.00   $  1,019.95      1.00%       $  5.04
Class B                        1,000.00      1,016.21      1.75%          8.80
Class C                        1,000.00      1,016.26      1.75%          8.80
Institutional Class            1,000.00      1,021.19      0.75%          3.78
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Large Cap Growth Fund
As of March 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                             of Net Assets
--------------------------------------------------------------------------------
Common Stock                                                           99.20%
Basic Industry/Capital Goods                                            3.20%
Business Services                                                      18.41%
Consumer Non-Durables                                                  14.63%
Consumer Services                                                      17.54%
Financial                                                               3.60%
Health Care                                                            15.36%
Technology*                                                            26.46%
--------------------------------------------------------------------------------
Repurchase Agreements                                                   0.87%
--------------------------------------------------------------------------------
Total Market Value of Securities                                      100.07%
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets                        (0.07%)
--------------------------------------------------------------------------------
Total Net Assets                                                      100.00%
--------------------------------------------------------------------------------

* Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Statement of net assets

Delaware Large Cap Growth Fund
March 31, 2006 (Unaudited)
                                                      Number of       Market
                                                        Shares        Value
-------------------------------------------------------------------------------
Common Stock - 99.20%
-------------------------------------------------------------------------------
Basic Industry/Capital Goods - 3.20%
   Praxair                                               65,000   $   3,584,750
                                                                  -------------
                                                                      3,584,750
                                                                  -------------
Business Services - 18.41%
   Expeditors International Washington                   50,000       4,319,500
   First Data                                            90,000       4,213,800
   Moody's                                               58,000       4,144,680
   Paychex                                               85,000       3,541,100
   United Parcel Service Class B                         55,000       4,365,900
                                                                  -------------
                                                                     20,584,980
                                                                  -------------
Consumer Non-Durables - 14.63%
   Procter & Gamble                                      72,000       4,148,640
   Staples                                              180,000       4,593,600
   Walgreen                                             100,000       4,313,000
   Wal-Mart Stores                                       70,000       3,306,800
                                                                  -------------
                                                                     16,362,040
                                                                  -------------
Consumer Services - 17.54%
  +Apollo Group Class A                                  55,000       2,888,050
  +eBay                                                 110,000       4,296,600
   International Game Technology                        110,000       3,874,200
  +MGM MIRAGE                                            80,000       3,447,200
   Weight Watchers International                         43,100       2,215,340
  +XM Satellite Radio Holdings Class A                  130,000       2,895,100
                                                                  -------------
                                                                     19,616,490
                                                                  -------------
Financial - 3.60%
   Chicago Mercantile Exchange                            9,000       4,027,500
                                                                  -------------
                                                                      4,027,500
                                                                  -------------
Health Care - 15.36%
   Allergan                                              38,000       4,123,000
  +Genentech                                             60,000       5,070,600
   UnitedHealth Group                                    80,000       4,468,800
  +Zimmer Holdings                                       52,000       3,515,200
                                                                  -------------
                                                                     17,177,600
                                                                  -------------
Technology - 26.46%#
  +Google Class A                                         6,800       2,652,000
  +Intuit                                                65,000       3,457,350
   Microsoft                                            145,000       3,945,450
  +NAVTEQ                                                60,000       3,039,000
   QUALCOMM                                             120,000       6,073,200
  +SanDisk                                               68,000       3,911,360
  +Seagate Technology                                   110,000       2,896,300
   Sprint Nextel                                        140,000       3,617,600
                                                                  -------------
                                                                     29,592,260
                                                                  -------------
Total Common Stock (cost $101,312,142)                              110,945,620
                                                                  -------------

                                                      Principal       Market
                                                        Amount        Value
-------------------------------------------------------------------------------
Repurchase Agreements - 0.87%
-------------------------------------------------------------------------------
   With BNP Paribas 4.45% 4/3/06 (dated
      3/31/06, to be repurchased at
      $487,781, collateralized by $502,300
      U.S. Treasury Bills due 4/20/06,
      market value $501,237)                          $ 487,600   $     487,600
   With Cantor Fitzgerald 4.48% 4/3/06
      (dated 3/31/06, to be repurchased at
      $234,788, collateralized by $66,000
      U.S. Treasury Bills due 6/22/06,
      market value $65,339, $76,100
      U.S. Treasury Bills due 7/20/06,
      market value $75,110, $63,400
      U.S. Treasury Bills due 8/17/06,
      market value $62,347 and $36,900
      U.S. Treasury Notes 2.625%
      due 11/15/06, market value $36,732)               234,700         234,700
   With UBS Warburg 4.48% 4/3/06
      (dated 3/31/06, to be repurchased at
      $253,795, collateralized by $265,000
      U.S. Treasury Bills due 9/28/06,
      market value $258,990)                            253,700         253,700
                                                                  -------------
Total Repurchase Agreements
   (cost $976,000)                                                      976,000
                                                                  -------------

Total Market Value of Securities - 100.07%
   (cost $102,288,142)                                              111,921,620
Liabilities Net of Receivables and
   Other Assets - (0.07%)                                               (78,902)
                                                                  -------------
Net Assets Applicable to 15,752,886
   Shares Outstanding - 100.00%                                   $ 111,842,718
                                                                  =============

Net Asset Value - Delaware Large Cap Growth Fund
   Class A ($4,244,210 / 598,338 Shares)                          $        7.09
                                                                  -------------
Net Asset Value - Delaware Large Cap Growth Fund
   Class B ($2,045,456 / 295,170 Shares)                          $        6.93
                                                                  -------------
Net Asset Value - Delaware Large Cap Growth Fund
   Class C ($812,836 / 117,199 Shares)                            $        6.94
                                                                  -------------
Net Asset Value - Delaware Large Cap Growth Fund
   Institutional Class ($104,740,216 / 14,742,179
   Shares)                                                        $        7.10
                                                                  -------------

                                                                 (continued)   3

Statement of net assets

Delaware Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at March 31, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                               $101,276,898
Accumulated net realized gain on investments                             932,342
Net unrealized appreciation of investments                             9,633,478
                                                                    ------------
Total net assets                                                    $111,842,718
                                                                    ============

# Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

+     Non-income producing security for the period ending March 31, 2006.

Net Asset Value and Offering Price per Share -
   Delaware Large Cap Growth Fund
Net asset value Class A (A)                                             $   7.09
Sales charge (5.75% of offering price) (B)                                  0.43
                                                                        --------
Offering price                                                          $   7.52
                                                                        ========

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Large Cap Growth Fund
Six Months Ended March 31, 2006 (Unaudited)

Investment Income:
   Dividends                                                           $   341,797
   Interest                                                                 24,042    $   365,839
                                                                       -----------    -----------
Expenses:
   Management fees                                                         325,779
   Distribution expenses -- Class A                                          5,669
   Distribution expenses -- Class B                                          9,406
   Distribution expenses -- Class C                                          2,561
   Registration fees                                                        23,500
   Accounting and administration expenses                                   20,048
   Legal and professional fees                                              11,535
   Dividend disbursing and transfer agent fees and expenses                 10,585
   Reports and statements to shareholders                                    7,230
   Trustees' fees                                                            2,847
   Custodian fees                                                            1,969
   Insurance fees                                                            1,580
   Taxes (other than taxes on income)                                        1,320
   Other                                                                     5,134        429,163
                                                                       -----------
   Less expenses absorbed or waived                                                       (35,803)
   Less waiver of distribution expenses -- Class A                                           (945)
   Less expense paid indirectly                                                              (344)
                                                                                      -----------
   Total expenses                                                                         392,071
                                                                                      -----------
Net Investment Loss                                                                       (26,232)
                                                                                      -----------

Net Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                                     1,562,464
   Net change in unrealized appreciation/depreciation of investments                    5,832,503
                                                                                      -----------
Net Realized and Unrealized Gain on Investments                                         7,394,967
                                                                                      -----------

Net Increase in Net Assets Resulting from Operations                                  $ 7,368,735
                                                                                      ===========

See accompanying notes

Statements of changes in net assets

Delaware Large Cap Growth Fund

                                                                                         Six Months
                                                                                           Ended             Year
                                                                                           3/31/06           Ended
                                                                                         (Unaudited)        9/30/05
Increase in Net Assets from Operations:
   Net investment income (loss)                                                         $     (26,232)   $     484,114
   Net realized gain on investments                                                         1,562,464        7,696,924
   Net change in unrealized appreciation/depreciation of investments                        5,832,503        1,591,699
                                                                                        -------------    -------------
   Net increase in net assets resulting from operations                                     7,368,735        9,772,737
                                                                                        -------------    -------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                                                      --           (7,086)
      Institutional Class                                                                    (153,999)        (447,139)

   Net realized gain on investments:
      Class A                                                                                (138,384)              --
      Class B                                                                                 (66,685)              --
      Class C                                                                                 (14,723)              --
      Institutional Class                                                                  (3,079,985)              --
                                                                                        -------------    -------------
                                                                                           (3,453,776)        (454,225)
                                                                                        -------------    -------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                                               1,955,693        1,981,677
      Class B                                                                                 552,066          347,189
      Class C                                                                                 402,981          234,294
      Institutional Class                                                                  15,293,259       24,771,164

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                 127,535            6,074
      Class B                                                                                  64,905               --
      Class C                                                                                  13,993               --
      Institutional Class                                                                   3,233,984          447,139
                                                                                        -------------    -------------
                                                                                           21,644,416       27,787,537
                                                                                        -------------    -------------
   Cost of shares repurchased:
      Class A                                                                                (983,109)        (677,716)
      Class B                                                                                (279,572)        (544,185)
      Class C                                                                                 (36,995)        (134,467)
      Institutional Class                                                                  (4,699,512)      (5,105,422)
                                                                                        -------------    -------------
                                                                                           (5,999,188)      (6,461,790)
                                                                                        -------------    -------------
Increase in net assets derived from capital share transactions                             15,645,228       21,325,747
                                                                                        -------------    -------------
Net Increase in Net Assets                                                                 19,560,187       30,644,259

Net Assets:
   Beginning of period                                                                     92,282,531       61,638,272
                                                                                        -------------    -------------
   End of period(1)                                                                     $ 111,842,718    $  92,282,531
                                                                                        =============    =============

(1)Undistributed net investment income                                                  $          --    $     147,430
                                                                                        =============    =============

See accompanying notes

Financial highlights

Delaware Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months
                                                                 Ended                            Year Ended
                                                               3/31/06(1)    -----------------------------------------------------
                                                               (Unaudited)   9/30/05    9/30/04    9/30/03    9/30/02    9/30/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $    6.820    $ 6.040    $ 5.640    $ 4.540    $ 5.940    $12.350

Income (loss) from investment operations:
Net investment income (loss)(2)                                    (0.009)     0.027      0.005      0.004         --     (0.013)
Net realized and unrealized gain (loss) on investments              0.519      0.781      0.395      1.096     (1.400)    (5.162)
                                                               ----------    -------    -------    -------    -------    -------
Total from investment operations                                    0.510      0.808      0.400      1.100     (1.400)    (5.175)
                                                               ----------    -------    -------    -------    -------    -------

Less dividends and distributions:
From net investment income                                             --     (0.028)        --         --         --         --
From net realized gain on investments                              (0.240)        --         --         --         --     (1.165)
In excess of net realized gain on investments                          --         --         --         --         --     (0.070)
                                                               ----------    -------    -------    -------    -------    -------
Total dividends and distributions                                  (0.240)    (0.028)        --         --         --     (1.235)
                                                               ----------    -------    -------    -------    -------    -------

Net asset value, end of period                                 $    7.090    $ 6.820    $ 6.040    $ 5.640    $ 4.540    $ 5.940
                                                               ==========    =======    =======    =======    =======    =======

Total return(3)                                                      7.56%     13.41%      7.09%     24.23%    (23.57%)   (45.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $    4,244    $ 3,011    $ 1,420    $   378    $    28    $    26
Ratio of expenses to average net assets                              1.00%      1.01%      1.00%      1.00%      0.94%      0.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly          1.12%      1.15%      1.16%      1.35%      1.57%      1.12%
Ratio of net investment income (loss) to average net assets         (0.27%)     0.41%      0.08%      0.08%      0.00%     (0.17%)
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly         (0.39%)     0.27%     (0.08%)    (0.27%)    (0.63%)    (0.54%)
Portfolio turnover                                                     21%       124%        54%        80%        67%        67%

----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                 (continued)   7

Financial highlights

Delaware Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Six Months
                                                                      Ended                Year Ended             4/30/02(2)
                                                                    3/31/06(1)   ------------------------------       to
                                                                   (Unaudited)    9/30/05    9/30/04    9/30/03    9/30/02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $     6.700   $  5.950   $  5.600   $  4.540   $    6.030

Income (loss) from investment operations:
Net investment loss(3)                                                  (0.035)    (0.021)    (0.041)    (0.036)      (0.017)
Net realized and unrealized gain (loss) on investments                   0.505      0.771      0.391      1.096       (1.473)
                                                                   -----------   --------   --------   --------   ----------
Total from investment operations                                         0.470      0.750      0.350      1.060       (1.490)
                                                                   -----------   --------   --------   --------   ----------

Less dividends and distributions:
From net realized gain on investments                                   (0.240)        --         --         --           --
                                                                   -----------   --------   --------   --------   ----------
Total dividends and distributions                                       (0.240)        --         --         --           --
                                                                   -----------   --------   --------   --------   ----------

Net asset value, end of period                                     $     6.930   $  6.700   $  5.950   $  5.600   $    4.540
                                                                   ===========   ========   ========   ========   ==========

Total return(4)                                                           7.10%     12.60%      6.25%     23.35%      (24.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $     2,046   $  1,649   $  1,643   $    224   $       19
Ratio of expenses to average net assets                                   1.75%      1.76%      1.75%      1.75%        1.95%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly               1.82%      1.85%      1.86%      2.05%        2.98%
Ratio of net investment loss to average net assets                       (1.02%)    (0.34%)    (0.67%)    (0.67%)      (0.81%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly              (1.09%)    (0.43%)    (0.78%)    (0.97%)      (1.84%)
Portfolio turnover                                                          21%       124%        54%        80%          67%

------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8                                                                    (continued)

Financial highlights

Delaware Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Six Months
                                                                      Ended                Year Ended             4/30/02(2)
                                                                    3/31/06(1)   ------------------------------       to
                                                                   (Unaudited)    9/30/05    9/30/04    9/30/03    9/30/02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $     6.700   $  5.950   $  5.600   $  4.540   $    6.030

Income (loss) from investment operations:
Net investment loss(3)                                                  (0.034)    (0.021)    (0.040)    (0.036)      (0.017)
Net realized and unrealized gain (loss) on investments                   0.514      0.771      0.390      1.096       (1.473)
                                                                   -----------   --------   --------   --------   ----------
Total from investment operations                                         0.480      0.750      0.350      1.060       (1.490)
                                                                   -----------   --------   --------   --------   ----------

Less dividends and distributions:
From net realized gain on investments                                   (0.240)        --         --         --           --
                                                                   -----------   --------   --------   --------   ----------
Total dividends and distributions                                       (0.240)        --         --         --           --
                                                                   -----------   --------   --------   --------   ----------

Net asset value, end of period                                     $     6.940   $  6.700   $  5.950   $  5.600   $    4.540
                                                                   ===========   ========   ========   ========   ==========

Total return(4)                                                           7.25%     12.60%      6.25%     23.35%      (24.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $       813   $    412   $    270   $    149   $       --
Ratio of expenses to average net assets                                   1.75%      1.76%      1.75%      1.75%        1.95%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly               1.82%      1.85%      1.86%      2.05%        2.98%
Ratio of net investment loss to average net assets                       (1.02%)    (0.34%)    (0.67%)    (0.67%)      (0.81%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly              (1.09%)    (0.43%)    (0.78%)    (0.97%)      (1.84%)
Portfolio turnover                                                          21%       124%        54%        80%          67%

------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                 (continued)   9

Financial highlights

Delaware Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Six Months
                                                                   Ended                            Year Ended
                                                                 3/31/06(1)   ------------------------------------------------------
                                                                (Unaudited)    9/30/05    9/30/04    9/30/03    9/30/02    9/30/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     6.840   $  6.050   $  5.660   $  4.550   $  5.940   $ 12.350

Income (loss) from investment operations:
Net investment income (loss)(2)                                      (0.001)     0.043      0.021      0.017      0.006     (0.013)
Net realized and unrealized gain (loss) on investments                0.513      0.791      0.385      1.102     (1.396)    (5.162)
                                                                -----------   --------   --------   --------   --------   --------
Total from investment operations                                      0.512      0.834      0.406      1.119     (1.390)    (5.175)
                                                                -----------   --------   --------   --------   --------   --------

Less dividends and distributions:
From net investment income                                           (0.012)    (0.044)    (0.016)    (0.009)        --         --
From net realized gain on investments                                (0.240)        --         --         --         --     (1.165)
In excess of net realized gain on investments                            --         --         --         --         --     (0.070)
                                                                -----------   --------   --------   --------   --------   --------
Total dividends and distributions                                    (0.252)    (0.044)    (0.016)    (0.009)        --     (1.235)
                                                                -----------   --------   --------   --------   --------   --------

Net asset value, end of period                                  $     7.100   $  6.840   $  6.050   $  5.660   $  4.550   $  5.940
                                                                ===========   ========   ========   ========   ========   ========

Total return(3)                                                        7.58%     13.83%      7.17%     24.62%    (23.40%)   (45.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $   104,740   $ 87,211   $ 58,305   $ 37,456   $ 16,948   $ 10,686
Ratio of expenses to average net assets                                0.75%      0.76%      0.75%      0.75%      0.83%      0.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly            0.82%      0.85%      0.86%      1.05%      1.27%      0.82%
Ratio of net investment income (loss) to average net assets           (0.02%)     0.66%      0.33%      0.33%      0.11%     (0.17%)
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly           (0.09%)     0.57%      0.22%      0.03%     (0.33%)    (0.24%)
Portfolio turnover                                                       21%       124%        54%        80%        67%        67%

------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Large Cap Growth Fund
March 31, 2006 (Unaudited)

Delaware Group Equity Funds IV (the "Trust") is organized as a Delaware statutory trust, and offers two series: Delaware Large Cap Growth Fund (formerly Delaware Diversified Growth Fund) and Delaware Growth Opportunities Fund. These financial statements and related notes pertain to Delaware Large Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of March 31, 2006, Class R had not commenced operations.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets through January 31, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

                                                                (continued)   11

Notes to financial statements

Delaware Large Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and class R shares from exceeding 0.50% of average daily net assets.

At March 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $ 52,067
Dividend disbursing, transfer agent, accounting and
   administration fees, and other expenses payable to DSC                 7,251
Distribution fee payable to DDLP                                          3,181
Other expenses payable to DMC and affiliates*                             1,049

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal service expenses, including internal legal services provided to the Fund by DMC employees. For the period ended March 31, 2006, the Fund was charged $3,659 for internal legal services provided by DMC.

For the period ended March 31, 2006, DDLP earned $1,414 for commissions on sales of the Fund's Class A shares. For the period ended March 31, 2006, DDLP received gross contingent deferred sales charge commissions of $544 on redemption of the Fund's Class B shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the period ended March 31, 2006, the Fund made purchases of $22,398,302 and sales of $10,571,958 of investment securities other than short-term investments.

At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments was $102,457,542. At March 31, 2006, the net unrealized appreciation was $9,464,078, of which $13,077,970 related to unrealized appreciation of investments and $3,613,892 related to unrealized depreciation of investments.

4. Dividend and Distributions

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sale of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended March 31, 2006 and the year ended September 30, 2005 was as follows:

                                                          Six Months     Year
                                                             Ended      Ended
                                                           3/31/06*    9/30/05
                                                          ----------   --------
Ordinary income                                           $  311,132   $454,225
Net long-term capital gains                                3,142,644         --
                                                          ----------   --------
                                                          $3,453,776   $454,225
                                                          ==========   ========

* Tax information for the period ended March 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                      $101,276,898
Undistributed ordinary income                                           359,487
Undistributed long-term capital gain                                    742,255
Net unrealized appreciation of investments                            9,464,078
                                                                   ------------
Net assets                                                         $111,842,718
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2006, the Fund recorded an estimate of the differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss      $ 32,801
Accumulated net realized gain         (32,801)

12                                                                   (continued)

Notes to financial statements

Delaware Large Cap Growth Fund

5. Capital Shares

Transactions in capital shares were as follows:

                                                        Six Months       Year
                                                          Ended          Ended
                                                         3/31/06        9/30/05

Shares sold:
   Class A                                               280,189        309,793
   Class B                                                80,629         54,711
   Class C                                                59,167         36,988
   Institutional Class                                 2,193,725      3,845,268

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                18,430            943
   Class B                                                 9,587             --
   Class C                                                 2,064             --
   Institutional Class                                   467,339         69,432
                                                       ---------     ----------
                                                       3,111,130      4,317,135
                                                       ---------     ----------

Shares repurchased:
Class A                                                 (141,461)      (104,510)
Class B                                                  (41,226)       (84,742)
Class C                                                   (5,462)       (20,966)
Institutional Class                                     (671,782)      (791,902)
                                                       ---------     ----------
                                                        (859,931)    (1,002,120)
                                                       ---------     ----------
Net increase                                           2,251,199      3,315,015
                                                       =========     ==========

For the period ended March 31, 2006 and the year ended September 30, 2005, 14,521 Class B shares were converted to 14,196 Class A shares valued at $99,059 and 15,906 Class B shares were converted to 15,643 Class A shares valued at $103,018, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of March 31, 2006, or at any time during the period.

7. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Large Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company, a Series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

14

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

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

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[DELAWARE INVESTMENTS(R) LOGO]

Item 2. Code of Ethics

        Not applicable.

Item 3. Audit Committee Financial Expert

        Not applicable.

Item 4. Principal Accountant Fees and Services

        Not applicable.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 11. Controls and Procedures

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds IV

JUDE T. DRISCOLL
---------------------------------
By:     Jude T. Driscoll
        -------------------------
Title:  Chief Executive Officer
Date:   May 25, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
---------------------------------
By:     Jude T. Driscoll
        -------------------------
Title:  Chief Executive Officer
Date:   May 25, 2006

MICHAEL P. BISHOF
---------------------------------
By:     Michael P. Bishof
        -------------------------
Title:  Chief Financial Officer
Date:   May 25, 2006